Post-employment Benefits - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Health Plan
Post-employment benefits	R$ 728,734	R$ 705,003
Health Plan
Health Plan
Post-employment benefits	564,576	630,549
Futura II [member] | Defined contribution [member]
Health Plan
Post-employment benefits	186	361
Futura [member] | Defined benefit [member]
Health Plan
Post-employment benefits	R$ 163,972	R$ 74,093